Asset Retirement Obligation Disclosure: Schedule of Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Schedule of Asset Retirement Obligations
2016 $

Opening balance	--
Addition	3,910
Ending balance	3,910